UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		December 31, 1998

Check here if Amendment [x]; Amendment Number:
  This Amendment (Check only one.):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
	William D. Johnston	Kalamazoo, Michigan	November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		           0

Form 13F Information Table Entry Total:	           1,795,463

Form 13F Information Table Value Total:	         $37,160,000



List of Other Included Managers:

NONE

								FORM 13F INFORMATION TABLE
						VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	    TITLE OF CLASS CUSIP	(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE

Alcoa, Inc	    COM		   13817101	339	4550	SH		SOLE	None			4550
Allied Signal	    COM		   19512102	403	9100	SH		SOLE	None			9100
American Home Prods COM		   26609107	226 	4000	SH		SOLE	None			4000
American Express Co COM		   25816109	483 	4710	SH		SOLE	None			4700
Bank One Corp.	    COM		   06423A103	624 	12230	SH		SOLE	None			12230
Bell Atlantic 	    COM		   77853109	492 	9110	SH		SOLE	None			9110
Bellsouth Corp.	    COM		   79860102	636 	12745	SH		SOLE	None			12745
Biomet, Inc.	    COM		   90613100	451 	11200	SH		SOLE	None			11200
Bristol Myers SquibbCOM		   110122108	1,329 	9935	SH		SOLE	None			9935
Campbell Soup Co.   COM		   134429109	484 	8800	SH		SOLE	None			8800
Coca Cola Co.	    COM		   191216100	378 	5648	SH		SOLE	None			5648
Cisco Sys Inc.	    COM		   17275R102	812 	8750	SH		SOLE	None			8750
Daimlerchrysler AG  ORD		   D1668R123	413 	4298	SH		SOLE	None			4298
Disney Walt Co	    COM		   247025109	659 	9000	SH		SOLE	None			9000
Duke Realty Invt    COM		   254687106	389 	12950	SH		SOLE	None			12950
Eastman Kodak Co    COM NEW	   264411505	456 	19610	SH		SOLE	None			19610
First Un Corp	    COM		   291011104	200 	3220	SH		SOLE	None			3220
Ford Mtr Co Del	    COM		   337358105	225 	3,700	SH		SOLE	None			3700
Federal Natl Mtg    COM		   345370100	401 	6829	SH		SOLE	None			6829
General Elec Co.    COM		   313586109	622 	8400	SH		SOLE	None			8400
GTE Corp	    COM		   369604103	1,479 	14498	SH		SOLE	None			14498
Heinz H J Co	    COM		   362320103	275 	4225	SH		SOLE	None			4225
Huntington BancshareCOM		   423074103	756 	13350	SH		SOLE	None			13350
Intel Corp	    COM		   446150104	212 	7044	SH		SOLE	None			7044
Johnson & Johnson   COM		   460146103	347 	7750	SH		SOLE	None			7750
McCormick & Co. Inc.COM		   549463107	314 	4528	SH		SOLE	None			4528
McDonalds Corp.	COM NON VTG	   579780206	453 	13400	SH		SOLE	None			13400
MCI Worldcom Inc.   COM		   580135101	941 	12250	SH		SOLE	None			12250
Merck & Co. Inc.    COM		   55268B106	844 	5720	SH		SOLE	None			5720
Miller Herman Inc.  COM		   58933107	1,050 	7120	SH		SOLE	None			7120
Minnesota Mng & Mfg COM		   600544100	427 	15900	SH		SOLE	None			15900
Morgain JP & Co Inc.COM		   604059105	359 	5050	SH		SOLE	None			5050
National City Corp. COM		   616880100	462 	4400	SH		SOLE	None			4400
Bank One Corp.	    COM		   635405103	1,869 	25776	SH		SOLE	None			25776
Oracle Corp	    COM		   06423A103	624 	12230	SH		SOLE	None			12230
Pharmacia & Upjohn  COM		   68389X105	944 	21900	SH		SOLE	None			21900
Procter & Gamble Co COM		   716941109	7,119 	125718	SH		SOLE	None			125718
Schering Plough CorpCOM		   742718109	370 	4050	SH		SOLE	None			4050
Sara Lee Corp.	    COM		   806605101	1,414 	25600	SH		SOLE	None			25600
SBC Communications  COM		   803111103	615 	21804	SH		SOLE	None			21804
Softech Inc.	    COM		   78387G103	200 	3738	SH		SOLE	None			3738
Sun Microsystems IncCOM		   834021107	2,879 	1227948	SH		SOLE	None			1227948
Stryker Corp.	    COM		   866810104	805 	9400	SH		SOLE	None			9400
Warner Lambert Co.  COM		   931142103	505 	6195	SH		SOLE	None			6195
Waste Mgmt Inc. DEL COM		   934488107	1,038 	13800	SH		SOLE	None			13800
Exxon Corp.	    COM		   94106L109	237 	5084	SH		SOLE	None			5084
2002 Target Term Tr COM		   302290101	600 	8200	SH		SOLE	None			8200
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